ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
Accumulated Other Comprehensive Income (Loss), Net of Tax
A summary of the changes in each component of Accumulated other comprehensive loss, net of tax for the three and nine months ended September 30, 2020 and 2019 is as follows:

(dollars in millions)	Foreign Currency Translation	Defined Benefit Pension and Post- retirement Plans	Accumulated Other Comprehensive Loss
Three Months Ended September 30, 2020
Balance as of June 30, 2020	$(1,018)	$(461)	$(1,479)
Other comprehensive income before reclassifications, net	302	—	302
Amounts reclassified, pre-tax	—	6	6
Tax expense reclassified	—	(1)	(1)
Balance as of September 30, 2020	$(716)	$(456)	$(1,172)

Nine Months Ended September 30, 2020
Balance as of January 1, 2020	$(780)	$(473)	$(1,253)
Other comprehensive income before reclassifications, net	64	2	66
Amounts reclassified, pre-tax	—	18	18
Tax benefit reclassified	—	(3)	(3)
Balance as of September 30, 2020	$(716)	$(456)	$(1,172)

(dollars in millions)	Foreign Currency Translation	Defined Benefit Pension and Post- retirement Plans	Accumulated Other Comprehensive Loss
Three Months Ended September 30, 2019
Balance as of June 30, 2019	$(821)	$(381)	$(1,202)
Other comprehensive loss before reclassifications, net	(274)	—	(274)
Amounts reclassified, pre-tax	—	2	2
Balance as of September 30, 2019	$(1,095)	$(379)	$(1,474)

Nine Months Ended September 30, 2019
Balance as of January 1, 2019	$(834)	$(381)	$(1,215)
Other comprehensive (loss) income before reclassifications, net	(261)	2	(259)
Amounts reclassified, pre-tax	—	9	9
ASU 2018-02 adoption impact	—	(9)	(9)
Balance as of September 30, 2019	$(1,095)	$(379)	$(1,474)

A summary of the changes in each component of accumulated other comprehensive (loss) income, net of tax for the years ended December 31, 2019, 2018 and 2017 is provided below:

(dollars in millions)	Foreign Currency Translation	Defined Benefit Pension and Postretirement Plans	Unrealized Gains (Losses) on Available- for-Sale Securities	Unrealized Hedging Gains (Losses)	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2017	$(1,130)	$(211)	$262	$(5)	$(1,084)
Other comprehensive income (loss) before reclassifications, net	747	(32)	(31)	2	686
Amounts reclassified, pre-tax	(10)	16	(394)	1	(387)
Tax expense reclassified	—	5	163	—	168
Balance at December 31, 2017	$(393)	$(222)	$—	$(2)	$(617)
Other comprehensive loss before reclassifications, net	(441)	(209)	—	—	(650)
Amounts reclassified, pre-tax	—	17	—	2	19
Tax expense reclassified	—	33	—	—	33
Balance at December 31, 2018	$(834)	$(381)	$—	$—	$(1,215)
Other comprehensive loss before reclassifications, net	52	(109)	—	—	(57)
Amounts reclassified, pre-tax	2	11	—	—	13
Tax expense reclassified	—	15	—	—	15
ASU 2018-02 adoption impact	—	(9)	—	—	(9)
Balance at December 31, 2019	$(780)	$(473)	$—	$—	$(1,253)